Document And Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	GBank Financial Holdings Inc.
Entity Central Index Key	0001791145
Entity Emerging Growth Company	true
Entity File Number	001-42621
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-3869786
Entity Address, Address Line One	9115 West Russell Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89148
City Area Code	(702)
Local Phone Number	851-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GBFH
Security Exchange Name	NASDAQ